Stock-Based Compensation (Tables)	3 Months Ended
Mar. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The grant-date fair value of the Company’s stock options granted was estimated using the following weighted average assumptions for the three months ended March 31, 2021:

Expected term (in years)	5.77
Expected volatility	58.87%
Risk-free interest rate	0.83%
Expected dividend yield	—%

Share-based Payment Arrangement, Option, Activity
Option activity (excluding the stock options granted to the CEO outlined above) is as follows (in thousands, except for weighted average exercise price and weighted average contractual term in years):

	Shares	Weighted Average Exercise Price	Weighted Average Contractual Period (in Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2020	26,459	$1.16	8.50	$131,770
Recapitalization	(14,474)	1.41

Outstanding at December 31, 2020	11,985	2.57	8.50	131,770
Granted	423	13.79
Exercised (including early exercised options vested during the period)	(384)	0.90
Forfeited and expired	(56)	1.70

Outstanding at March 31, 2021	11,968	3.02	8.37	122,556

Vested and expected to vest as of March 31, 2021	11,968	3.02	8.37	122,556

Exercisable as of March 31, 2021	11,165	$2.64	8.37	$118,231

Share-based Payment Arrangement, Option, Exercise Price Range
The options outstanding and exercisable as of March 31, 2021 (excluding CEO stock options) have been aggregated into ranges for additional disclosure as follows (in thousands, except weighted average remaining contractual life and exercise price):

	Options Outstanding		Options Exercisable
Exercise Price	Shares	Weighted Average Remaining Contractual Life (in Years)	Shares	Weighted Average Remaining Contractual Life (in Years)
$ 0.06 – 0.40	3,236	6.92	3,123	6.92
1.55 – 2.33	3,368	8.07	3,182	8.07
2.43 – 3.65	3,298	9.17	3,295	9.17
8.90 – 13.35	1,888	9.76	1,558	9.75
15.17 – 22.76	178	9.79	7	9.78

	11,968		11,165

Schedule of Share-based Payment Award, Equity Instrument Other Than Options, Valuation Assumptions	The following assumptions were used in this valuation:

Expected term (in years)	5.00
Expected volatility	60.00%
Risk-free interest rate	0.50%
Expected dividend yield	—%

Share-based Payment Arrangement, Restricted Stock Unit, Activity
RSU activity including RSUs outstanding prior to the Merger, earn-out
RSUs, and Parent Warrant RSUs is as follows (in thousands, except for weighted average grant date fair value):

	Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2020	3,480	$5.30
Recapitalization	(1,904)	5.99

Unvested at December 31, 2020	1,576	11.29
Granted	2,804	14.95
Vested	(790)	15.66

Unvested at March 31, 2021	3,590	$13.16

Share-based Payment Arrangement, Expensed and Capitalized, Amount
The following table summarizes stock-based compensation expense for employees and nonemployees, by category, on the condensed consolidated statements of operations and comprehensive loss for three months ended March 31, 2021 and March 31, 2020 (in thousands):

	Three Months Ended March 31
	2021	2020
Marketing	$1,846	$291
Selling, general, and administrative	32,384	1,113

Total stock-based compensation expense	$34,230	$1,404

Share-based Payment Arrangement, Activity
Vendor warrant activity, excluding any right to receive Merger considerations, is as follows (in thousands, except for weighted average exercise price and weighted average contractual term in years):

	Shares	Weighted Average Exercise Price	Weighted Average Contractual Term (in Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2020	1,861	0.79	7.01	$9,957
Recapitalization	(1,018)	0.96

Outstanding at December 31, 2020	843	1.75	7.01	$9,957
Granted	—	—
Exercised	(381)	1.75
Forfeited and expired	—	—

Outstanding at March 31, 2021	462	1.75	7.01	$5,308

Vested and expected to vest as of March 31, 2021	462	1.75	7.01	$5,308

Exercisable as of March 31, 2021	185	1.75	7.01	$2,123